CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule Of Parent Company Condensed Balance Sheets

	September 30,	September 30,
	2024	2023
ASSETS
Cash	$1,909	$—
Accounts receivable, net	643,750	—
Investments in subsidiaries	752,132	2,543,819
Receivable from subsidiaries	1,933,845	—
Receivable from sale of shares	—	1,900,000
TOTAL ASSETS	$3,331,636	$4,443,819

LIABILITIES
Accounts payable	$320,000	$—
Due to related parties	40,455	—
TOTAL LIABILITIES	360,455	—

SHAREHOLDERS’ EQUITY:
Ordinary shares, 200,000,000 shares authorized, consisting of 190,000,000 Class A ordinary shares of $0.00025 par value per share and 10,000,000 Class B ordinary shares of $0.00025 par value per share
Class A Ordinary shares, 13,760,000 ordinary shares issued and outstanding	$3,440	$3,440
Class B Ordinary shares, 2,000,000 ordinary shares issued and outstanding	500	500
Additional paid-in capital	4,821,992	4,821,992
Accumulated deficit	(1,668,617)	(129,361)
Accumulated other comprehensive loss	(186,134)	(252,752)
TOTAL SHAREHOLDERS’ EQUITY	2,971,181	4,443,819
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$3,331,636	$4,443,819

Schedule Of Parent Company Condensed Statements Of Income And Comprehensive Income (Loss)

	For the years Ended
	September 30,
	2024	2023	2022
Revenue	$650,000	$—	$—
Cost of revenues	(320,000)	—	—
General and administrative expenses	(6,461)	—	—
Interest income	4	—	—
Equity in (loss) earnings of subsidiaries	(1,801,356)	162,229	132,687
NET (LOSS) INCOME	(1,477,813)	162,229	132,687

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	66,618	(29,439)	(248,101)
COMPREHENSIVE INCOME (LOSS)	$(1,411,195)	$132,790	$(115,414)

Schedule Of Parent Company Condensed Statements Of Cash Flows

	For the years Ended
	September 30,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(1,477,813)	$162,229	$132,687
Adjustments to reconcile net income to net cash used in operating activities:
Equity in loss (earnings) of subsidiaries	1,801,356	(162,229)	(132,687)
Provision for doubtful accounts	6,250	—	—
Changes in operating assets and liabilities:
Accounts receivable	(650,000)	—	—
Accounts payable	320,000	—	—
NET CASH USED IN OPERATING ACTIVITIES	(207)	—	—

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment into a subsidiary	(4,494)	—	—
NET CASH USED IN INVESTING ACTIVITIES	(4,494)	—	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from a related party	40,455	—	—
Deferred issuance costs	(33,845)	—	—
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,610	—	—

CHANGES IN CASH	1,909	—	—
CASH, BEGINNING OF YEAR	—	—	—
CASH, END OF YEAR	$1,909	$—	$—